Offerings - Offering: 1	Mar. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99746
Maximum Aggregate Offering Price	$ 748,095,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,533.34
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement
No. 333-268084,
which was filed on November 1, 2022 (the “Registration Statement”). The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, NiSource Inc. (the “Registrant”) initially deferred payment of all the registration fees for Registration Statement.